Related parties	3 Months Ended
Mar. 31, 2023
Related parties [Abstract]
Related parties
Note 11. - Related parties
The related parties of the Company are primarily Algonquin Power & Utilities Corp. (“Algonquin”) and its subsidiaries, non-controlling interests (Note 13), entities accounted for under the equity method (Note 7), as well as the Directors and the Senior Management of the Company.
Details of balances with related parties as of March 31, 2023 and December 31, 2022 are as follows:

	At the end of the period	Receivables (current)	Receivables (non- current)	Payables (current)	Payables (non- current)
Entities accounted for under the equity method:		$000	$000	$000	$000
Arroyo Netherland II B.V	2023	1,390	17,092	-	-
	2022	1,097	17,006	-	-
Akuo Atlantica PMGD Holding S.P.A	2023	-	2,674	-	-
	2022	-	504	-	-
Colombian portfolio of renewable energy entities	2023	-	2,127	-	-
	2022	-	-	-	-
Other	2023	-	-	-	-
	2022	127	-	-	-

Non controlling interest:
Algonquin	2023	94	-	5,926	-
	2022	-	-	4,762	-
JGC Corporation	2023	-	-	-	5,831
	2022	-	-	-	6,088
Other	2023	58	-	22	-
	2022	-	-	21	-

Other related parties:
	2023	1,312	-	-	-
Atlantica´s partner in Colombia (Note 7)	2022	-	-	-	-
Total	2023	2,854	21,892	5,947	5,831
	2022	1,224	17,511	4,783	6,088

Receivables with Arroyo Netherland II B.V, the holding company of Pemcorp SAPI de CV, Monterrey´s project entity (Note 7), correspond to the short and long term portion of the loan that was granted at acquisition date of the project and accrues an interest of Libor plus 6.31%.
Current payables primarily include the dividend to be paid by AYES Canada to Algonquin.
Non-current payables with JGC Corporation include a subordinated debt with Solacor 1 and Solacor 2 that accrues an interest of Euribor plus 2.5% and with maturity date in 2037.

Non-current receivables with Akuo Atlantica PMGD Holding S.P.A. include a loan that accrues a fixed interest of 8.75%.
Current receivables with the partner of the Company in Colombia include Atlantica´s pending purchase price payment to be received for the partial sale of its investment in the Colombian portfolio of renewable energy entities (Note 7).
The profit and loss impact of transactions carried out by entities included in these Consolidated Condensed Interim Financial Statements with related parties, for the three-month periods ended March 31, 2023 and 2022 have been as follows:

		Financial income	Financial expense
Entities accounted for under the equity method:		$000	$000
Arroyo Netherland II B.V	2023	347	-
	2022	382	-
Non controlling interest:

Other	2023	-	(79)
	2022	-	(120)
Total	2023	347	(79)
	2022	382	(120)